LoCorr Investment Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

May 4, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	LoCorr Investment Trust (the “Trust”) Registration Nos: 333-171360 and 811-22509

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series its series, LoCorr Macro Strategies Fund (formerly the Managed Futures Strategy Fund), LoCorr Long/Short Commodities Strategy Fund, LoCorr Dynamic Equity Fund (formerly the Long/Short Equity Fund), LoCorr Spectrum Income Fund, LoCorr Multi-Strategy Fund, and LoCorr Market Trend Fund, hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Trust dated May 1, 2017, and filed electronically as Post-Effective Amendment No. 30 to the Company’s Registration Statement on Form N‑1A on May 1, 2017.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5208.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo, Esq.
Vice President
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust